Related Parties (Details Narrative) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2013 Related Party [Domain]	Mar. 31, 2012 Related Party [Domain]	Dec. 31, 2012 Related Party [Domain]
Monthly Transaction Amount with Related Party				$ 6,000		$ 6,000
Transaction Value with Related Party	73,500	6,072
Related Party Transaction Due To Related Party	0	6,000		0
Ownership percentage by parent of consolidated affiliate	90.00%	90.00%	90.00%	90.00%
Ownership Percentage by Noncontrolling Interests in Consolidated Affiliate	10.00%	10.00%	10.00%	10.00%
Marketing Expense Related Party				$ 18,000	$ 0